Convertible Promissory Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Promissory Notes
NOTE 11 — Convertible Promissory Notes
2022 Notes
Merida entered into a $30,000 convertible note purchase agreement in January 2022, which Legacy Leafly subsequently guaranteed and joined as a party to the agreement on February 4, 2022 in connection with the Business Combination (the “2022 Notes”). Accordingly, post-Business Combination, the 2022 Notes are presented as a liability on Leafly’s balance sheet, net of debt issuance costs and debt discount. The Company recognized debt issuance costs of $714 paid in cash, and a debt discount of $924 paid in shares transferred by the Sponsor to the holders of the 2022 Notes upon issuance. The 2022 Notes bear interest at 8% annually, paid in cash semi-annually in arrears on July 31 and January 31 of each year, and mature on January 31, 2025.
The 2022 Notes are unsecured convertible senior notes due 2025. They are convertible at the option of the holders at any time before maturity at an initial conversion share price of $12.50. In addition, the Company may, at its election, force the conversion of the 2022 Notes on or after January 31, 2024, if the volume-weighted average trading price of the Company’s common stock exceeds $18.00 for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days. The Company also has the option, on or after
January 31, 2023 and prior to the 40th trading day immediately before the maturity date and subject to the holders’ ability to optionally convert, to redeem all or a portion of the 2022 Notes at a cash redemption price equal to 100% of the principal amount of the 2022 Notes, plus accrued and unpaid interest, if any. The holders of the 2022 Notes have the right to cause the Company to repurchase for cash all or a portion of the 2022 Notes held by such holder upon the occurrence of a “fundamental change” (as defined) or in connection with certain asset sales, in each case at a price equal to 100% of par plus accrued and unpaid interest, if any.
As of March 31, 2022, the net carrying amount of the 2022 Notes was $28,461, which includes unamortized issuance costs and debt discount of $1,539. The estimated fair value of the convertible debt instruments was approximately $31,900 as of March 31, 2022. The fair value was measured using a combination of an income approach and a Monte-Carlo simulation, which are both Level 3 in the fair value hierarchy.
2021 Notes
Legacy Leafly issued a series of convertible promissory notes in June 2021 totaling approximately $23,970. In August 2021, Legacy Leafly issued additional convertible promissory notes totaling $7,500 to Merida Capital, an affiliate of Merida. (Both note issuances are collectively referred to below as the “2021 Notes”).
The 2021 Notes bore interest at 8% annually and were considered traditional convertible debt with the entire amount recognized as a liability (with no amount allocated to equity), reduced for direct issuance costs, with initial and subsequent recognition at amortized cost in accordance with the interest method. Unless converted, the entire balance of principal and accrued but unpaid interest was due on December 3, 2022. The 2021 Notes were contingently convertible upon the occurrence of certain events, to include a qualified financing, a non-qualified
financing, or in a qualified public transaction.
On February 4, 2022, in connection with the Business Combination, the 2021 Notes were converted to approximately 4,128 shares of Leafly common stock at the conversion price of approximately $2.63, which was 80% of the implied price per share of common stock in the Business Combination. Upon closing of the Business Combination, the shares of common stock then converted to shares of common stock of the combined company using the conversion ratio of 0.3283, which was used for conversion of all Leafy securities.

NOTE 10 — Convertible Promissory Notes
2021 Notes
In June 2021, the Company issued a series of convertible promissory notes (collectively, the 2021 Notes) totaling approximately $23,970. The 2021 Notes bear interest at 8% annually. The 2021 Notes are considered traditional convertible debt with the entire amount recognized as a liability (with no amount allocated to equity), reduced for direct issuance costs, with initial and subsequent recognition at amortized cost in accordance with the interest method described in Subtopic
835-30.
Unless converted, the entire balance of principal and accrued but unpaid interest is due on December 3, 2022. The 2021 Notes are contingently convertible upon the occurrence of certain events. The 2021 Notes convert at a discount to the equity securities purchased by investors in a qualified financing of not less than $25,000, a financing other than a qualified financing
(non-qualified
financing), or in a qualified public transaction (initial public offering, direct listing, or acquisition transaction with a publicly-listed special purpose acquisition company or its subsidiary). If a qualified financing occurs on or prior to the maturity date, the 2021 Notes will automatically convert to fully-paid non-accessible
shares of the preferred stock issued in such qualified financing (the “next round shares”) at the financing conversion price. If a non-qualified
financing occurs on or prior to the maturity date, note holders acting as a group at the election of holder majority, may elect to convert all or any portion (on a pro-rata
basis) of the outstanding amount into fully-paid
non-accessible
next round shares at the financing conversion price. If a qualified public transaction occurs on or prior to the maturity date, then immediately upon the consummation of such transaction the outstanding amount of each holder’s note shall automatically convert into shares of the common stock at the public transaction conversion price. The financing conversion price is the per share price equal to 80% of the lowest price per share paid by purchasers of the next round shares, who are purchasing such shares with cash (and not, for example, by conversion of notes or cancellations of indebtedness). The public transaction conversion price is (i) for an initial public offering (IPO), 80% of the price to the public in the qualified IPO, (ii) if the conversion is connected to a qualified direct listing, 80% of the initial sale price to the public in the direct listing, and (iii) if the conversion is in connection with a qualified SPAC transaction, 80% of the implied price per share of common stock in the qualified SPAC transaction. An accelerated maturity of the 2021 Notes will be triggered by a company sale. If the sale occurs prior to the maturity date, the Company at the election of the holder may (i) repay the entire outstanding amount of the 2021 Notes in full or (ii) convert the same entire outstanding amount into shares of the Company’s most senior series of the preferred stock (or into that number of shares of common stock into which such preferred stock would be convertible) at a price per share equal to 80% of the implied price per share of common stock in the company sale. Subject to applicable terms specified in the note, the outstanding amount will be immediately and unconditionally due and payable on the maturity date, or upon default, the note shall accelerate and become immediately due and payable. The Company’s payment obligations under the 2021 Notes are unsecured.
In August 2021, the Company issued additional convertible promissory notes totaling $7,500 to Merida Capital, an affiliate of Merida. As of December 31, 2021, the cumulative amount raised through the 2021 Notes is $31,470, and the cumulative amount held by Merida is $15,000. These notes are subject to the same interest rate, maturity, and conversion terms of the existing series of 2021 Notes; however, they are subject to unique repayment terms under certain conditions. If the transactions contemplated by the merger agreement are not completed on or prior to May 16, 2022 other than as a result of market conditions, the failure to receive any required approvals or any events, circumstances or actions outside of the control of Leafly or Merida, Merida may request repayment of all $15,000 outstanding convertible promissory notes held by them plus accrued interest. If the transactions contemplated by the merger agreement do not close by such date as a result of any of the foregoing reasons, Merida can request repayment of all outstanding convertible promissory notes plus accrued interest held by them on November 16, 2022.
Notwithstanding, conversion options discussed herein, the Company may not prepay the amount due in whole or in part without the written consent of the lead investor. As of December 31, 2021, the net carrying amount of the 2021 Notes was $31,377, which includes unamortized issuance costs of $93. The estimated fair value of the convertible debt instruments was $33,490 as of December 31, 2021. The fair value was measured using an income approach, which is Level 2 in the fair value hierarchy.
On February 4, 2022, in connection with the merger of Merida and Leafly, the 2021 Notes converted to approximately 12.6 million shares of Leafy common stock at the financing conversion price of approximately $2.63, which was 80% of the implied price per share of common stock in the Business Combination. Upon closing of the Business Combination, the shares of common stock then converted to shares of common stock of the combined company using the conversion ratio of 0.3283, which was used for conversion of all Leafy securities. Additional convertible notes were issued in 2022 in connection with the Business Combination (see Note 19).
2019 Notes
In 2020 and 2019, the Company issued a series of similar convertible promissory notes (collectively, the 2019 Notes) totaling $4,650 and $6,520, respectively. The 2019 Notes bear interest at 8% annually and were due two years from the issuance date. The 2019 Notes were convertible into shares of preferred stock issued in a qualified financing with a minimum amount of $30,000. If a qualified financing did not occur before September 30, 2020, the holders of a majority of the outstanding 2019 Notes could elect to convert the series of 2019 Notes into shares of the Company’s existing equity securities at their discretion. If neither a qualified financing occurred nor the holders of a majority of the outstanding 2019 Notes elected to convert, then individual holders could elect to convert their individual notes or accelerate the repayment of the outstanding principal plus any interest payable as if the note is being held to the maturity date. The 2019 Notes were convertible into shares of the Company’s existing equity securities, or preferred stock if sold to investors in the next financing. The conversion price was equal to 75% of the lesser of (a) the price per share paid by investors in the next financing round or (b) the quotient obtained by dividing $300,000 by the total number of shares outstanding on a fully diluted basis.
A qualified financing did not occur prior to September 30, 2020, and the holders of a majority of the 2019 Notes elected to convert the entire series of 2019 Notes to Series A preferred stock at a conversion price of $0.78. The entire series of outstanding 2019 Notes with an aggregate principal balance of $11,170 and accrued interest of $693 converted into 15,214 shares of Series A preferred stock on September 30, 2020 (see Note 11).